Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 42,950	$ 45,789	$ 82,296	$ 45,789